Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 702	€ 591
Interest costs capitalised	22	22
Biopharma Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	663	535
Biopharma Segment [Member] | Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	453	366
Opella
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 39	€ 56